BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 6.2%
Argentina — 0.0%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 6.30%
,
04/11/22
(a)(b)
............... USD 387 $ 26,906
Brazil — 1.5%
Petrobras Global Finance BV, 6.85%
,
06/05/15 ................. 1,269 1,296,125
Kazakhstan — 2.4%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 593,575
Kazakhstan Temir Zholy Finance BV,
6.95%
,
07/10/42 ............ USD 430 574,991
KazMunayGas National Co. JSC:
5.75%, 04/19/47
(a)
........... 416 492,130
6.38%, 10/24/48 ............ 348 441,995
2,102,691
Panama — 0.7%
Cable Onda SA, 4.50%
,
01/30/30 ... 595 628,283
South Africa — 0.8%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23 ...... 621 659,036
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)
................ 40 41,825
United States — 0.7%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 558,611
Total Corporate Bonds — 6.2%
(Cost: $5,267,450) .............................. 5,313,477
Foreign Agency Obligations — 3.2%
Bolivarian Republic of Venezuela — 1.0%
Petroleos de Venezuela SA
(d)(e)
:
8.50%, 10/27/20
(a)
........... 1,741 417,720
9.75%, 05/17/35 ............ 10,106 442,142
859,862
Colombia — 0.3%
Ecopetrol SA, 6.88%
,
04/29/30 .... 208 251,940
Mexico — 1.8%
Petroleos Mexicanos :
3.75%, 02/21/24 ............ EUR 350 417,884
6.88%, 10/16/25
(a)
........... USD 667 720,027
6.75%, 09/21/47 ............ 467 397,043
1,534,954
Ukraine — 0.1%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22 ............ 98 100,699
Total Foreign Agency Obligations — 3.2%
(Cost: $6,296,146) .............................. 2,747,455
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 71.8%
Angola — 4.5%
Republic of Angola:
9.50%, 11/12/25 ............ USD 238 $ 248,413
8.25%, 05/09/28 ............ 495 473,653
9.38%, 05/08/48 ............ 2,576 2,422,245
9.13%, 11/26/49 ............ 784 728,385
3,872,696
Argentina — 1.4%
Argentine Republic (The):
1.00%, 07/09/29 ............ 654 234,225
0.12%, 07/09/30
(c)
........... 769 255,379
Province of Salta Argentina, 4.00%
,
12/01/27
(a)(c)
............... 294 177,135
Provincia de Buenos Aires
(d)(e)
:
10.88%, 01/26/21 ........... 67 26,975
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 37.93%, 05/31/22
(b)
. ARS 3,927 25,551
6.50%, 02/15/23 ............ USD 228 82,579
9.13%, 03/16/24
(a)
........... 668 251,753
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 37.85%, 04/12/25
(a)(b)
ARS 14,851 94,190
9.63%, 04/18/28 ............ USD 127 52,070
1,199,857
Bolivarian Republic of Venezuela — 0.2%
Bolivarian Republic of Venezuela
(d)(e)
:
11.75%, 10/21/26 ........... 335 33,510
9.25%, 09/15/27 ............ 330 33,000
9.25%, 05/07/28 ............ 95 9,510
11.95%, 08/05/31 ........... 1,328 132,780
208,800
Colombia — 1.0%
Republic of Colombia:
7.00%, 06/30/32 ............ COP 2,654,900 704,527
4.13%, 05/15/51 ............ USD 201 191,201
895,728
Costa Rica — 2.2%
Republic of Costa Rica:
6.13%, 02/19/31 ............ 364 365,934
7.00%, 04/04/44 ............ 232 222,647
7.16%, 03/12/45 ............ 1,312 1,268,130
1,856,711
Dominican Republic — 3.9%
Dominican Republic Government Bond:
9.75%, 06/05/26 ............ DOP 46,650 882,165
4.88%, 09/23/32
(a)
........... USD 518 523,180
5.30%, 01/21/41
(a)
........... 695 681,752
7.45%, 04/30/44 ............ 362 425,350
6.85%, 01/27/45 ............ 364 401,992
6.50%, 02/15/48 ............ 220 233,063
5.88%, 01/30/60
(a)
........... 250 238,359
3,385,861
Ecuador — 0.3%
Republic of Ecuador
(a)
:
0.00%, 07/31/30
(f)
........... 185 75,040
0.50%, 07/31/30
(c)
........... 217 126,903
0.50%, 07/31/35
(c)
........... 93 42,590
244,533

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Egypt — 6.8%
Arab Republic of Egypt:
14.85%, 04/10/23 ........... EGP 12,015 $ 772,171
5.25%, 10/06/25
(a)
........... USD 321 332,636
14.43%, 07/14/30 ........... EGP 6,317 393,685
6.38%, 04/11/31
(a)
........... EUR 288 346,603
7.63%, 05/29/32
(a)
........... USD 1,040 1,061,450
15.43%, 07/28/35 ........... EGP 6,310 404,101
7.90%, 02/21/48 ............ USD 659 618,842
8.70%, 03/01/49 ............ 312 311,415
8.88%, 05/29/50
(a)
........... 352 359,260
7.50%, 02/16/61
(a)
........... 1,408 1,268,960
5,869,123
El Salvador — 1.0%
Republic of El Salvador:
7.75%, 01/24/23 ............ 92 95,680
8.25%, 04/10/32 ............ 121 124,630
7.65%, 06/15/35 ............ 357 348,968
9.50%, 07/15/52 ............ 255 270,300
839,578
Gabon — 4.1%
Gabonese Republic:
6.38%, 12/12/24 ............ 1,362 1,412,796
6.95%, 06/16/25 ............ 1,624 1,687,437
6.63%, 02/06/31
(a)
........... 433 417,304
3,517,537
Ghana — 6.0%
Republic of Ghana:
20.75%, 01/16/23 ........... GHS 3,198 577,741
17.60%, 02/20/23 ........... 2,361 407,910
6.38%, 02/11/27 ............ USD 303 294,005
7.63%, 05/16/29 ............ 416 407,420
8.13%, 03/26/32 ............ 704 678,480
8.63%, 04/07/34
(a)
........... 540 527,850
8.88%, 05/07/42
(a)
........... 1,085 1,038,887
8.63%, 06/16/49 ............ 247 227,935
8.95%, 03/26/51 ............ 776 733,805
8.75%, 03/11/61
(a)
........... 247 228,938
5,122,971
Indonesia — 3.8%
Republic of Indonesia:
8.25%, 05/15/29 ............ IDR 5,351,000 402,476
7.00%, 09/15/30 ............ 18,803,000 1,316,026
8.38%, 03/15/34 ............ 12,789,000 959,725
7.50%, 05/15/38 ............ 2,720,000 187,825
4.75%, 07/18/47 ............ USD 338 380,673
3,246,725
Ivory Coast — 1.2%
Ivory Coast Government Bond, 4.88%
,
01/30/32
(a)
................ EUR 508 579,349
Republic of Cote d'Ivoire, 6.88%
,
10/17/40 ................. 342 419,237
998,586
Jamaica — 0.6%
Jamaica Government Bond, 7.88%
,
07/28/45 ................. USD 356 479,605
Kenya — 0.5%
Republic of Kenya, 8.00%
,
05/22/32 . 368 390,425
Lebanon — 0.3%
Lebanese Republic
(d)(e)
:
6.38%, 03/09/20 ............ 1,161 131,501
Security
Par (000)
Par (000) Value
Lebanon (continued)
5.80%, 04/14/20 ............ USD 787 $ 88,085
219,586
Mexico — 3.2%
United Mexican States:
8.00%, 12/07/23 ............ MXN 449 2,343,469
5.75%, 10/12/10 ............ USD 396 439,931
2,783,400
Morocco — 0.7%
Kingdom of Morocco, 3.00%
,
12/15/32
(a)
................ 690 646,013
Mozambique — 0.4%
Republic of Mozambique, 5.00%
,
09/15/31
(a)(c)
............... 474 386,310
Nigeria — 3.4%
Federal Republic of Nigeria, 7.14%
,
02/23/30 ................. 399 406,232
Nigeria Government Bond:
8.75%, 01/21/31 ............ 762 834,866
7.88%, 02/16/32 ............ 1,227 1,261,510
9.25%, 01/21/49 ............ 387 423,523
2,926,131
Oman — 6.8%
Oman Government Bond:
6.75%, 10/28/27
(a)
........... 412 455,775
7.38%, 10/28/32
(a)
........... 983 1,090,823
6.50%, 03/08/47 ............ 853 803,952
6.75%, 01/17/48 ............ 2,478 2,379,654
7.00%, 01/25/51 ............ 437 430,309
7.00%, 01/25/51
(a)
........... 710 699,128
5,859,641
Qatar — 2.0%
State of Qatar:
5.10%, 04/23/48 ............ 700 884,844
4.40%, 04/16/50 ............ 752 872,320
1,757,164
Romania — 1.8%
Romania Government Bond:
2.63%, 12/02/40
(a)
........... EUR 447 518,955
4.63%, 04/03/49 ............ 725 1,047,349
1,566,304
Russia — 0.5%
Russian Federation, 7.70%
,
03/23/33 RUB 29,298 408,157
Senegal — 0.7%
Republic of Senegal:
4.75%, 03/13/28
(a)
........... EUR 200 237,985
6.25%, 05/23/33 ............ USD 200 198,687
6.75%, 03/13/48
(a)
........... 200 190,250
626,922
South Africa — 1.9%
Republic of South Africa:
8.88%, 02/28/35 ............ ZAR 24,795 1,425,325
8.75%, 02/28/48 ............ 3,166 167,793
1,593,118
Sri Lanka — 0.5%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 11/03/25 ............ USD 353 220,294

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
7.85%, 03/14/29 ............ USD 361 $ 220,661
440,955
Turkey — 1.3%
Republic of Turkey, 11.70%
,
11/13/30 TRY 9,590 828,057
Turkiye Vakiflar Bankasi TAO, 6.50%
,
01/08/26
(a)
................ USD 270 257,850
1,085,907
Ukraine — 8.0%
Ukraine Government Bond:
16.00%, 05/24/23
(a)
.......... UAH 14,851 569,297
7.75%, 09/01/24 ............ USD 531 571,986
7.75%, 09/01/25 ............ 162 175,608
6.75%, 06/20/26 ............ EUR 485 608,573
7.75%, 09/01/27
(a)
........... USD 229 244,243
9.75%, 11/01/28
(a)
........... 518 603,146
4.38%, 01/27/30
(a)
........... EUR 1,245 1,336,367
7.25%, 03/15/33 ............ USD 834 829,309
0.00%, 05/31/40
(b)
........... 1,896 1,944,509
6,883,038
Uruguay — 2.0%
Oriental Republic of Uruguay:
9.88%, 06/20/22
(a)
........... UYU 26,000 609,808
4.38%, 10/27/27 ............ USD 74 84,307
8.50%, 03/15/28 ............ UYU 11,143 262,729
4.98%, 04/20/55 ............ USD 632 771,962
1,728,806
Zambia — 0.8%
Republic of Zambia
(d)(e)
:
6.50%, 09/20/22 ............ 497 276,767
8.50%, 04/14/24 ............ 200 115,500
6.50%, 07/30/27 ............ 337 189,036
8.97%, 07/30/27 ............ 200 112,187
693,490
Total Foreign Government Obligations — 71.8%
(Cost: $65,955,169) .............................. 61,733,678
U.S. Treasury Obligations — 9.3%
U.S. Treasury Notes, 2.13%, 08/15/21 7,947 8,008,582
Total U.S. Treasury Obligations — 9.3%
(Cost: $8,009,053) .............................. 8,008,582
Total Long-Term Investments — 90.5%
(Cost: $85,527,818) .............................. 77,803,192
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 4.1%
Foreign Government Obligations — 1.7%
(g)
Egypt - 1.7%
Arab Republic of Egypt Treasury Bills,
13.69%
,
04/06/21 ........... EGP 22,800 $ 1,449,669
Total Foreign Government Obligations — 1.7%
(Cost: $1,424,832) .............................. 1,449,669
Time Deposits — 2.4%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.54)%, 04/01/21 ........... AUD 1 609
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 04/01/21 ............ CAD 4 3,321
Europe — 0.3%
BNP Paribas NA, (0.76)%, 04/01/21 . EUR 212 248,210
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.31)%, 04/01/21 ........... JPY 5 45
South Africa — 0.0%
Brown Brothers Harriman & Co.,
5.40%, 04/01/21 ............ ZAR 7 461
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(1.85)%, 04/01/21 ........... CHF 5 5,013
United Kingdom — 0.2%
Citibank NA, 0.01%, 04/01/21 ..... GBP 124 171,281
United States — 1.9%
Bank of Montreal Ltd., 0.09%, 04/01/21 USD 1,672 1,671,617
Total Time Deposits — 2.4%
(Cost: $2,100,557) .............................. 2,100,557
Total Short-Term Securities — 4.1%
(Cost: $3,525,389) .............................. 3,550,226
Total Investments Before Investments Sold Short — 94.6%
(Cost: $89,053,207) .............................. 81,353,418
Other Assets Less Liabilities — 5.4% ................... 4,616,845
Net Assets — 100.0% .............................. $ 85,970,263
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Zero-coupon bond.
(g)
Rates are discount rates or a range of discount rates as of period end.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 26 06/21/21 $ 3,407 $ 20,683
U.S. Treasury Ultra Bond .................................................... 9 06/21/21 1,637 14,394
$ 35,077
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 21,416,013 USD 3,755,084 Citibank NA 04/08/21 $ 49,014
CAD 104,698 USD 83,284 BNP Paribas SA 04/08/21 29
CAD 1,363,729 USD 1,082,920 Westpac Banking Corp. 04/08/21 2,261
CLP 2,408,702,657 USD 3,338,003 Barclays Bank plc 04/08/21 5,518
CLP 760,479,588 USD 1,055,049 Credit Suisse International 04/08/21 572
CLP 787,965,126 USD 1,091,818 JPMorgan Chase Bank NA 04/08/21 1,956
COP 2,416,214,734 USD 647,258 Deutsche Bank AG 04/08/21 12,576
EUR 1,844,000 USD 2,162,498 Citibank NA 04/08/21 95
GBP 1,171,235 USD 1,612,388 Deutsche Bank AG 04/08/21 2,291
GBP 952,295 USD 1,312,749 HSBC Bank plc 04/08/21 97
GBP 1,171,798 USD 1,615,093 Morgan Stanley & Co. International plc 04/08/21 363
GBP 372,068 USD 512,388 Standard Chartered Bank 04/08/21 551
HUF 334,653,745 USD 1,080,895 Citibank NA 04/08/21 2,734
KRW 2,966,450,103 USD 2,623,921 JPMorgan Chase Bank NA 04/08/21 1,330
KRW 2,008,990,158 USD 1,772,221 UBS AG 04/08/21 5,697
MXN 99,408,627 USD 4,806,981 Citibank NA 04/08/21 54,952
MXN 17,878,351 USD 863,324 Goldman Sachs International 04/08/21 11,081
MXN 71,343,923 USD 3,443,982 HSBC Bank plc 04/08/21 45,348
MXN 69,280,562 USD 3,368,815 Morgan Stanley & Co. International plc 04/08/21 19,598
MXN 32,190,696 USD 1,560,773 State Street Bank and Trust Co. 04/08/21 13,629
NZD 3,096,792 USD 2,161,149 Standard Chartered Bank 04/08/21 1,651
NZD 3,120,647 USD 2,178,845 Westpac Banking Corp. 04/08/21 615
PLN 4,288,998 USD 1,081,047 BNP Paribas SA 04/08/21 4,269
PLN 4,288,998 USD 1,083,391 Societe Generale SA 04/08/21 1,924
PLN 8,533,005 USD 2,153,331 State Street Bank and Trust Co. 04/08/21 5,915
RUB 83,413,990 USD 1,097,841 Bank of America NA 04/08/21 4,979
RUB 58,144,709 USD 766,272 JPMorgan Chase Bank NA 04/08/21 2,462
UAH 42,451,773 USD 1,521,024 BNP Paribas SA 04/08/21 2,297
USD 1,791,825 AUD 2,343,659 Bank of America NA 04/08/21 11,659
USD 4,704,588 AUD 6,073,746 Barclays Bank plc 04/08/21 91,170
USD 2,113,650 AUD 2,720,435 BNP Paribas SA 04/08/21 47,297
USD 2,626,796 AUD 3,411,468 Deutsche Bank AG 04/08/21 35,557
USD 2,160,133 AUD 2,834,415 JPMorgan Chase Bank NA 04/08/21 7,205
USD 2,076,481 AUD 2,705,802 Westpac Banking Corp. 04/08/21 21,243
USD 445,814 BRL 2,489,823 BNP Paribas SA 04/08/21 3,550
USD 6,849,415 BRL 38,379,325 Deutsche Bank AG 04/08/21 32,145
USD 2,124,261 BRL 11,806,880 Goldman Sachs International 04/08/21 27,021
USD 883,377 CAD 1,096,721 Royal Bank of Canada 04/08/21 10,666
USD 433,045 CHF 407,478 Bank of America NA 04/08/21 1,885
USD 2,812,623 CHF 2,651,450 BNP Paribas SA 04/08/21 7,072
USD 3,233,952 CHF 3,026,006 JPMorgan Chase Bank NA 04/08/21 32,076
USD 3,250,680 CHF 3,061,230 Morgan Stanley & Co. International plc 04/08/21 11,532
USD 4,370,960 CHF 4,057,730 State Street Bank and Trust Co. 04/08/21 77,396
USD 6,616,623 CHF 6,114,719 UBS AG 04/08/21 146,520
USD 2,211,832 CLP 1,589,754,428 Citibank NA 04/08/21 5,094
USD 440,346 CNY 2,860,733 HSBC Bank plc 04/08/21 4,692
USD 131,550 COP 481,611,401 BNP Paribas SA 04/08/21 29
USD 2,602,064 COP 9,391,324,207 Citibank NA 04/08/21 37,425

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 543,871 COP 1,950,395,944 Deutsche Bank AG 04/08/21 $ 11,245
USD 4,525,272 CZK 99,116,405 BNP Paribas SA 04/08/21 71,852
USD 2,060,259 CZK 45,159,849 State Street Bank and Trust Co. 04/08/21 31,172
USD 2,316,608 EUR 1,937,049 Barclays Bank plc 04/08/21 44,889
USD 2,216,896 EUR 1,853,476 Citibank NA 04/08/21 43,190
USD 13,446,323 EUR 11,247,824 HSBC Bank plc 04/08/21 255,180
USD 2,748,666 EUR 2,342,460 JPMorgan Chase Bank NA 04/08/21 1,492
USD 179,013 EUR 150,000 Morgan Stanley & Co. International plc 04/08/21 3,097
USD 212,677 EUR 180,000 Royal Bank of Canada 04/08/21 1,578
USD 504,015 EUR 429,519 Standard Chartered Bank 04/08/21 287
USD 1,051,866 EUR 891,815 State Street Bank and Trust Co. 04/08/21 5,970
USD 507,564 EUR 426,618 Westpac Banking Corp. 04/08/21 7,238
USD 4,362,624 GBP 3,147,714 Deutsche Bank AG 04/08/21 23,145
USD 873,516 HUF 269,707,593 Citibank NA 04/08/21 186
USD 4,330,288 HUF 1,325,089,661 Goldman Sachs International 04/08/21 39,568
USD 1,934,767 HUF 594,479,316 Societe Generale SA 04/08/21 9,807
USD 8,623,617 IDR 124,963,252,367 Citibank NA 04/08/21 34,143
USD 926,619 IDR 13,385,015,560 Deutsche Bank AG 04/08/21 6,587
USD 75,297 INR 5,498,909 Citibank NA 04/08/21 175
USD 2,211,391 JPY 240,648,898 Bank of America NA 04/08/21 37,927
USD 2,203,638 JPY 240,566,718 Goldman Sachs International 04/08/21 30,916
USD 4,372,813 JPY 476,950,579 JPMorgan Chase Bank NA 04/08/21 65,148
USD 46 JPY 4,985 Royal Bank of Canada 04/08/21 1
USD 34,257 MXN 700,000 Goldman Sachs International 04/08/21 21
USD 2,186,829 MYR 8,987,868 Barclays Bank plc 04/08/21 19,530
USD 1,273,550 MYR 5,249,572 Goldman Sachs International 04/08/21 7,688
USD 2,871,186 NZD 4,009,721 HSBC Bank plc 04/08/21 70,796
USD 4,396,153 NZD 6,137,815 JPMorgan Chase Bank NA 04/08/21 109,503
USD 3,312,951 NZD 4,586,237 Morgan Stanley & Co. International plc 04/08/21 109,923
USD 4,340,614 NZD 6,209,098 Westpac Banking Corp. 04/08/21 4,180
USD 2,069,037 PEN 7,651,300 Barclays Bank plc 04/08/21 25,148
USD 297,397 PEN 1,103,616 Goldman Sachs International 04/08/21 2,589
USD 2,723,563 PLN 10,468,231 BNP Paribas SA 04/08/21 74,615
USD 1,102,109 PLN 4,259,925 Goldman Sachs International 04/08/21 24,150
USD 3,874,285 PLN 14,828,631 Natwest Markets plc 04/08/21 121,953
USD 1,101,813 PLN 4,262,413 Societe Generale SA 04/08/21 23,224
USD 8,480 RON 34,679 Barclays Bank plc 04/08/21 214
USD 1,175,104 RUB 86,992,980 Bank of America NA 04/08/21 24,966
USD 877,776 RUB 65,464,022 Deutsche Bank AG 04/08/21 12,273
USD 883,241 RUB 65,465,822 JPMorgan Chase Bank NA 04/08/21 17,714
USD 120,264 THB 3,675,757 Goldman Sachs International 04/08/21 2,642
USD 2,325,575 TRY 18,358,020 Deutsche Bank AG 04/08/21 107,280
USD 3,418,330 TRY 25,837,449 Goldman Sachs International 04/08/21 296,257
USD 387,831 TRY 3,191,657 HSBC Bank plc 04/08/21 2,167
USD 2,970,413 TRY 22,695,724 UBS AG 04/08/21 227,972
USD 223,503 ZAR 3,287,186 Deutsche Bank AG 04/08/21 895
ZAR 40,999,543 USD 2,754,700 Bank of America NA 04/08/21 21,786
ZAR 32,310,169 USD 2,182,303 Citibank NA 04/08/21 5,739
ZAR 16,304,099 USD 1,094,733 Goldman Sachs International 04/08/21 9,379
ZAR 76,373,299 USD 5,103,860 HSBC Bank plc 04/08/21 68,135
ZAR 2,974,416 USD 198,972 Standard Chartered Bank 04/08/21 2,455
ZAR 16,304,100 USD 1,094,514 UBS AG 04/08/21 9,598
UAH 42,451,773 USD 1,513,972 Goldman Sachs International 05/06/21 250
KZT 619,235,721 USD 1,439,414 Natwest Markets plc 05/26/21 1,021
UAH 42,451,773 USD 1,498,474 Goldman Sachs International 05/26/21 8,860
EGP 19,738,647 USD 1,213,864 Goldman Sachs International 07/12/21 4,425
3,007,179
USD 868,649 TRY 7,256,286 UBS AG 04/01/21 (10,127)
AUD 5,012,948 USD 3,857,016 Barclays Bank plc 04/08/21 (49,346)
AUD 10,242,570 USD 7,809,871 JPMorgan Chase Bank NA 04/08/21 (29,952)
AUD 5,700,832 USD 4,379,938 Westpac Banking Corp. 04/08/21 (49,773)
BRL 12,420,690 USD 2,239,576 Bank of America NA 04/08/21 (33,305)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 6,982,023 USD 1,245,511 BNP Paribas SA 04/08/21 $ (5,304)
BRL 7,910,261 USD 1,413,513 Citibank NA 04/08/21 (8,424)
BRL 3,923,785 USD 700,263 Deutsche Bank AG 04/08/21 (3,286)
CAD 2,781,076 USD 2,230,415 Citibank NA 04/08/21 (17,386)
CAD 1,224,162 USD 980,243 Westpac Banking Corp. 04/08/21 (6,122)
CHF 9,105,284 USD 9,767,544 BNP Paribas SA 04/08/21 (133,065)
CHF 1,030,934 USD 1,108,412 JPMorgan Chase Bank NA 04/08/21 (17,561)
CHF 3,067,351 USD 3,265,649 Morgan Stanley & Co. International plc 04/08/21 (20,026)
CHF 2,037,453 USD 2,179,080 State Street Bank and Trust Co. 04/08/21 (23,211)
COP 3,874,170,890 USD 1,099,680 Bank of America NA 04/08/21 (41,698)
COP 8,988,241,420 USD 2,550,058 Deutsche Bank AG 04/08/21 (95,495)
COP 1,562,717,374 USD 440,450 Toronto Dominion Bank 04/08/21 (13,694)
CZK 24,131,228 USD 1,088,586 Barclays Bank plc 04/08/21 (4,341)
CZK 48,234,995 USD 2,198,195 BNP Paribas SA 04/08/21 (30,938)
CZK 69,161,890 USD 3,145,727 Goldman Sachs International 04/08/21 (38,200)
CZK 2,877,563 USD 130,081 UBS AG 04/08/21 (789)
EUR 2,772,007 USD 3,286,028 Bank of America NA 04/08/21 (35,093)
EUR 4,574,232 USD 5,462,185 Citibank NA 04/08/21 (97,649)
EUR 367,746 USD 432,820 Commonwealth Bank of Australia 04/08/21 (1,537)
EUR 2,128,001 USD 2,499,505 State Street Bank and Trust Co. 04/08/21 (3,843)
EUR 733,421 USD 866,878 Westpac Banking Corp. 04/08/21 (6,742)
GBP 1,542,718 USD 2,152,742 Barclays Bank plc 04/08/21 (25,931)
GBP 401,265 USD 553,221 Westpac Banking Corp. 04/08/21 (33)
HUF 338,858,639 USD 1,099,817 Bank of America NA 04/08/21 (2,573)
HUF 55,284,122 USD 180,142 Barclays Bank plc 04/08/21 (1,129)
HUF 1,945,872,426 USD 6,321,844 BNP Paribas SA 04/08/21 (20,992)
HUF 351,067,942 USD 1,144,905 Citibank NA 04/08/21 (8,126)
HUF 667,115,904 USD 2,164,036 Societe Generale SA 04/08/21 (3,874)
HUF 171,030,526 USD 559,322 UBS AG 04/08/21 (5,515)
IDR 47,533,093,861 USD 3,281,310 Bank of America NA 04/08/21 (14,075)
IDR 17,418,887,683 USD 1,206,294 BNP Paribas SA 04/08/21 (8,989)
IDR 15,964,637,851 USD 1,104,819 Citibank NA 04/08/21 (7,474)
IDR 15,630,424,201 USD 1,080,942 Credit Suisse International 04/08/21 (6,569)
IDR 466,790,000 USD 32,192 JPMorgan Chase Bank NA 04/08/21 (107)
IDR 14,511,560,000 USD 1,000,000 Natwest Markets plc 04/08/21 (2,533)
INR 261,925,663 USD 3,587,630 BNP Paribas SA 04/08/21 (9,403)
INR 93,686,514 USD 1,286,213 Citibank NA 04/08/21 (6,340)
INR 158,985,393 USD 2,189,128 Credit Suisse International 04/08/21 (17,192)
INR 2,497,039 USD 34,281 Goldman Sachs International 04/08/21 (168)
JPY 237,665,842 USD 2,166,128 Bank of America NA 04/08/21 (19,606)
JPY 119,706,772 USD 1,101,729 Citibank NA 04/08/21 (20,576)
JPY 478,827,091 USD 4,411,303 Goldman Sachs International 04/08/21 (86,689)
KZT 619,235,721 USD 1,464,572 Citibank NA 04/08/21 (10,311)
MXN 2,799,199 USD 136,973 Bank of America NA 04/08/21 (68)
MXN 22,366,442 USD 1,094,577 Citibank NA 04/08/21 (667)
MXN 8,860,000 USD 434,619 HSBC Bank plc 04/08/21 (1,289)
MXN 45,135,209 USD 2,212,521 Morgan Stanley & Co. International plc 04/08/21 (5,022)
MXN 22,542,818 USD 1,107,423 Natwest Markets plc 04/08/21 (4,886)
NZD 3,134,943 USD 2,189,671 HSBC Bank plc 04/08/21 (227)
NZD 3,090,881 USD 2,161,138 Morgan Stanley & Co. International plc 04/08/21 (2,467)
NZD 8,526,866 USD 6,034,121 Westpac Banking Corp. 04/08/21 (78,958)
PHP 105,449,859 USD 2,176,468 Standard Chartered Bank 04/08/21 (4,662)
PLN 8,415,610 USD 2,189,854 Bank of America NA 04/08/21 (60,314)
PLN 4,248,101 USD 1,097,336 UBS AG 04/08/21 (22,369)
RON 8,968,440 USD 2,193,075 Bank of America NA 04/08/21 (55,511)
RUB 369,287,291 USD 4,991,819 JPMorgan Chase Bank NA 04/08/21 (109,455)
THB 3,527,000 USD 114,796 Bank of America NA 04/08/21 (1,934)
TRY 3,351,817 USD 443,994 Bank of America NA 04/08/21 (38,976)
TRY 6,748,853 USD 892,847 Deutsche Bank AG 04/08/21 (77,348)
TRY 52,490,690 USD 6,944,591 Goldman Sachs International 04/08/21 (601,868)
TRY 16,242,748 USD 2,216,800 HSBC Bank plc 04/08/21 (254,104)
TRY 6,748,853 USD 888,592 UBS AG 04/08/21 (73,093)
USD 1,929,741 BRL 10,910,330 BNP Paribas SA 04/08/21 (8,247)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,218,686 BRL 7,035,109 Citibank NA 04/08/21 $ (30,951)
USD 1,085,038 BRL 6,260,346 Deutsche Bank AG 04/08/21 (26,979)
USD 210,595 BRL 1,216,167 Goldman Sachs International 04/08/21 (5,431)
USD 440,534 BRL 2,489,693 Standard Chartered Bank 04/08/21 (1,707)
USD 4,563,843 CAD 5,747,590 HSBC Bank plc 04/08/21 (9,777)
USD 1,092,218 CLP 800,432,029 Credit Suisse International 04/08/21 (18,862)
USD 1,434,958 COP 5,356,698,483 Deutsche Bank AG 04/08/21 (27,881)
USD 439,534 COP 1,614,628,057 JPMorgan Chase Bank NA 04/08/21 (1,398)
USD 2,240,213 CZK 49,918,665 Goldman Sachs International 04/08/21 (2,693)
USD 1,724,026 EUR 1,472,629 Citibank NA 04/08/21 (3,034)
USD 272,975 GBP 198,801 Morgan Stanley & Co. International plc 04/08/21 (1,095)
USD 1,091,778 GBP 793,599 Standard Chartered Bank 04/08/21 (2,288)
USD 2,169,626 GBP 1,585,387 Westpac Banking Corp. 04/08/21 (16,009)
USD 4,316,561 HUF 1,340,562,290 Barclays Bank plc 04/08/21 (24,260)
USD 2,171,145 HUF 672,140,701 BNP Paribas SA 04/08/21 (5,287)
USD 649,970 IDR 9,493,694,553 Barclays Bank plc 04/08/21 (2,589)
USD 477,563 IDR 6,974,023,595 UBS AG 04/08/21 (1,804)
USD 1,190,954 INR 87,569,353 Barclays Bank plc 04/08/21 (5,352)
USD 2,584,966 INR 189,814,049 JPMorgan Chase Bank NA 04/08/21 (8,127)
USD 3,182,609 INR 234,313,385 Standard Chartered Bank 04/08/21 (18,399)
USD 2,147,181 JPY 238,141,906 JPMorgan Chase Bank NA 04/08/21 (3,641)
USD 4,384,162 KRW 4,970,052,553 Citibank NA 04/08/21 (14,241)
USD 2,155,322 MXN 44,657,227 Bank of America NA 04/08/21 (28,800)
USD 854,769 MXN 17,870,000 BNP Paribas SA 04/08/21 (19,227)
USD 2,791,448 MXN 57,719,925 Citibank NA 04/08/21 (31,552)
USD 314,030 MXN 6,517,876 Deutsche Bank AG 04/08/21 (4,750)
USD 3,150,340 MXN 65,347,956 HSBC Bank plc 04/08/21 (45,735)
USD 4,116,071 MXN 85,600,642 JPMorgan Chase Bank NA 04/08/21 (70,535)
USD 1,188,145 MXN 24,603,876 Morgan Stanley & Co. International plc 04/08/21 (15,195)
USD 3,838,526 MXN 80,058,880 Royal Bank of Canada 04/08/21 (77,040)
USD 2,187,409 NZD 3,135,018 JPMorgan Chase Bank NA 04/08/21 (2,088)
USD 2,134,342 PHP 103,793,436 Barclays Bank plc 04/08/21 (3,349)
USD 34,811 PHP 1,690,256 Citibank NA 04/08/21 (1)
USD 2,170,569 PLN 8,627,857 State Street Bank and Trust Co. 04/08/21 (12,679)
USD 1,525,051 ZAR 22,878,770 Bank of America NA 04/08/21 (24,298)
USD 1,214,058 ZAR 18,095,762 Barclays Bank plc 04/08/21 (11,385)
USD 6,695,912 ZAR 100,276,927 Citibank NA 04/08/21 (94,834)
USD 137,653 ZAR 2,051,813 Deutsche Bank AG 04/08/21 (1,296)
USD 951,917 ZAR 14,192,218 Goldman Sachs International 04/08/21 (9,179)
USD 3,726,672 ZAR 55,787,049 HSBC Bank plc 04/08/21 (51,223)
USD 413,953 ZAR 6,223,587 JPMorgan Chase Bank NA 04/08/21 (7,507)
USD 372,584 ZAR 5,565,997 Standard Chartered Bank 04/08/21 (4,345)
USD 2,280,114 ZAR 34,222,678 UBS AG 04/08/21 (37,443)
ZAR 37,121,554 USD 2,528,074 Citibank NA 04/08/21 (14,205)
ZAR 16,387,737 USD 1,110,882 Goldman Sachs International 04/08/21 (1,106)
ZAR 16,291,616 USD 1,105,743 Standard Chartered Bank 04/08/21 (2,476)
KZT 619,235,721 USD 1,461,841 Goldman Sachs International 05/06/21 (15,943)
KZT 472,205,000 USD 1,097,131 JPMorgan Chase Bank NA 06/30/21 (6,496)
KZT 472,205,998 USD 1,100,329 Natwest Markets plc 06/30/21 (9,691)
EGP 14,662,803 USD 898,456 Barclays Bank plc 08/11/21 (1,377)
EGP 14,660,000 USD 899,387 JPMorgan Chase Bank NA 08/11/21 (2,479)
(3,294,616)
$ (287,437)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ................... 5.00 % Quarterly 12/20/25 USD 28,271 $ (2,611,072) $ (2,410,104) $ (200,968)
CDX.NA.IG.35.V1 ................... 1.00 Quarterly 12/20/25 USD 4,446 (107,784) (100,167) (7,617)
ITRAXX.EUR.CROSSOVER.34.V2 ........ 5.00 Quarterly 12/20/25 EUR 7,446 (1,079,910) (1,004,592) (75,318)
$ (3,798,766) $ (3,514,863) $ (283,903)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
PRIBOR Semi-Annual
1.22%
Annual N/A 12/28/30 CZK 33,637 $ (81,253) $ — $ (81,253)
1.64% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 2,355 25,964 — 25,964
1.64% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 3,419 38,178 — 38,178
0.76% Annual 1 day SONIA Annual N/A 03/14/31 GBP 3,281 18,394 — 18,394
0.75% Annual 1 day SONIA Annual N/A 03/17/31 GBP 1,645 11,097 1,711 9,386
1.74% Semi-Annual 3 month LIBOR Quarterly N/A 03/23/31 USD 2,381 6,201 — 6,201
0.70% Annual 1 day SONIA Annual N/A 03/25/31 GBP 1,651 23,400 — 23,400
1.69% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/31 USD 2,580 19,007 (1,059) 20,066
1.78% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/31 USD 2,354 (2,774) — (2,774)
0.07% Annual
6 month
EURIBOR Semi-Annual 04/01/21
(a)
04/01/31 EUR 1,836 (971) — (971)
0.93% Annual 1 day SONIA Annual N/A 03/15/51 GBP 1,208 18,043 — 18,043
2.14% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/51 USD 970 9,491 — 9,491
2.19% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/51 USD 444 (1,081) — (1,081)
0.48% Annual
6 month
EURIBOR Semi-Annual N/A 03/22/51 EUR 590 105 — 105
0.85% Annual 1 day SONIA Annual N/A 03/24/51 GBP 607 28,326 2,238 26,088
2.13% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/51 USD 570 7,291 (99) 7,390
2.14% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/51 USD 1,908 20,873 — 20,873
$ 140,291 $ 2,791 $ 137,500
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.35.V1 ......... 1.00 % Quarterly Bank of America NA 06/20/26 USD 4,565 $ 189,157 $ 159,107 $ 30,050
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Bank of America NA 06/20/26 USD 27,157 1,125,289 946,522 178,767
$ – $ – $ –
$ 1,314,446 $ 1,105,629 $ 208,817
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Citibank NA 06/20/26 CCC+ USD 1,300 $ (525,008) $ (491,299) $ (33,709)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 1,316 (531,469) (497,346) (34,123)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 2,200 $ (888,474) $ (837,108) $ (51,366)
Republic of Turkey ..... 1.00 Quarterly Barclays Bank plc 06/20/26 B+ USD 1,047 (173,779) (171,666) (2,113)
Republic of Turkey ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ USD 951 (157,860) (152,974) (4,886)
$ (2,276,590) $ (2,150,393) $ (126,197)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SONIA ......................................... Sterling Overnight Index Average 0.05%
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
6 month PRIBOR ...................................... Prague Interbank Offered Rate 0.43
Glossary of Terms Used in this Report
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviations
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarch y as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 77,803,192 $ — $ 77,803,192
Short-Term Securities ....................................... — 3,550,226 — 3,550,226
$ — $ 81,353,418 $ — $ 81,353,418
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 208,817 $ — $ 208,817
Foreign currency exchange contracts ............................ — 3,007,179 — 3,007,179
Interest rate contracts ....................................... 35,077 223,579 — 258,656
Liabilities:
Credit contracts ........................................... — (410,100) — (410,100)
Foreign currency exchange contracts ............................ — (3,294,616) — (3,294,616)
Interest rate contracts ....................................... — (86,079) — (86,079)
$ 35,077 $ (351,220) $ — $ (316,143)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.